Exploration and Evaluation Assets	3 Months Ended
Mar. 31, 2025
Exploration and Evaluation Assets
Exploration and Evaluation Assets
6.
Exploration and Evaluation Assets

Commercial Plant Evaluation (Lanxess 1A)

Acquisition:
Balance, December 31, 2024	$6,000
Option payments	—
Balance, March 31, 2025	$6,000
Exploration and Evaluation:
Balance, December 31, 2024	$20,446
Lanxess 1A evaluation costs	3
Balance, March 31, 2025	$20,449
Balance, December 31, 2024	$26,446
Balance, March 31, 2025	$26,449